Schedule of Basic and Diluted Net Earnings Per Share (Details) - USD ($)		3 Months Ended						9 Months Ended
		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings Per Share [Abstract]
Net income		$ 1,056,235	$ 336,344	$ 501,600	$ 946,063	$ 717,171	$ 905,303	$ 1,894,179	$ 2,568,537
Weighted average shares outstanding – basic		18,715,912			18,715,912			18,715,912	18,715,912
Basic net earnings per share		$ 0.06			$ 0.05			$ 0.10	$ 0.14
Weighted average shares outstanding – diluted	[1]	20,760,912			18,715,912			20,760,912	18,715,912
Diluted net earnings per share		$ 0.06			$ 0.05			$ 0.09	$ 0.14
Company public shares								3,926,598	2,568,537
Company initial stockholders’								3,403,175	18,715,912
SHF stockholders’								11,386,139	11,386,139
Company public shares								3,926,598	2,568,537
Company initial stockholders’								3,403,175	18,715,912
PIPE Investors	[1]							2,045,000
SHF stockholders’								11,386,139	11,386,139

[1]	PIPE investors initial shares represent preferred stock without voting rights. Preferred stock initially converts at $10 per share which would result in an additional 2,045,000 shares of Class A Stock.